UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from March 26, 2010 to April 23, 2010
Commission File Number of issuing entity: 000-20787-07, 333-130508-01
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number	Commission File Number	Commission File Number
of Depositor:	of Depositor:	of Depositor:

000-21424-04, 333-130508-03	333-113579-02, 333-130508	333-113579-01, 333-130508-02

American Express	American Express	American Express
Receivables Financing	Receivables Financing	Receivables Financing
Corporation II	Corporation III LLC	Corporation IV LLC

(Exact name of depositor	(Exact name of depositor	(Exact name of depositor
as specified in its charter)	as specified in its charter)	as specified in its charter)

13-3854638	20-0942395	20-0942445

(I.R.S. Employer	(I.R.S. Employer	(I.R.S. Employer
Identification Number	Identification Number	Identification Number
of depositor)	of depositor)	of depositor)

American Express Centurion Bank	American Express Bank, FSB

(Exact name of sponsor as	(Exact name of sponsor as
specified in its charter)	specified in its charter)

Delaware	Not Applicable

State or other jurisdiction of	(I.R.S. Employer
incorporation or organization of	Identification Number of
the issuing entity	the issuing entity

c/o The Bank of New York
101 Barclay Street, New York	10286

(Address of the principal executive	(Zip Code)
offices of the issuing entity)

(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)
Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Exhibit No.	Description
99	Monthly Servicer’s Certificate for the Monthly Period ending April 23, 2010 and the related payment dates.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: May 17, 2010

American Express Receivables Financing Corporation II, Depositor
By:	/s/ Anderson Y. Lee
	Name:	Anderson Y. Lee
	Title:	President

American Express Receivables Financing Corporation III LLC, Depositor
By:	/s/ Scott C. Godderidge
	Name:	Scott C. Godderidge
	Title:	President

American Express Receivables Financing Corporation IV LLC, Depositor
By:	/s/ Denise D. Roberts
	Name:	Denise D. Roberts
	Title:	President